Consolidated Statement of Profit or Loss and Other Comprehensive Income - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Consolidated Statement of Profit or Loss and Other Comprehensive Income
Revenue		$ 6,908	$ 6,617	[1]	$ 6,385	[1]
Operating expenses		(6,250)	(5,902)	[1]	(5,609)	[1]
Net impairment losses on financial assets		(74)	(71)	[1]	(49)	[1]
Operating profit		584	644	[1],[2]	727	[1],[2]
Finance income		46	59	[1]	60	[1]
Finance cost		(250)	(250)	[1]	(232)	[1]
Share of profit from associates net of tax		10	9	[1]	11	[1]
Profit before income tax		390	462	[1]	566	[1]
Income tax expense		(100)	(116)	[1]	(129)	[1]
Profit from continuing operations		290	346	[1]	437	[1]
Profit from discontinued operations		180	46	[1]	37	[1]
Profit for the year		470	392	[1]	474	[1]
Profit for the year attributable to:
Equity holders of the Company		470	392	[1]	474	[1]
Items that are not reclassified subsequently to the income statement:
Remeasurement of net defined benefit liability		1
Items that are or may be reclassified subsequently to the income statement:
Net exchange adjustments offset in reserves		(139)	(35)	[1]	(172)	[1]
Net gain/(loss) on net investment hedge		129	(22)	[1]	136	[1]
Effective portion of changes in fair value of cash flow hedge	[3]	(31)	35	[1]	4	[1]
Cost of hedging	[1]		(7)		12
Tax related to items taken to other comprehensive income		18	(8)	[1]	7	[1]
Net exchange adjustments transferred to profit on disposal of business		38
Net gain on net investment hedge transferred to profit on disposal of business		(11)
Other comprehensive income for the year		5	(37)	[1]	(13)	[1]
Total comprehensive income for the year		475	355	[1]	461	[1]
Total comprehensive income for the year attributable to:
Equity holders of the Company		$ 475	$ 355	[1]	$ 461	[1]
Earnings per share attributable to the Company's equity holders:
Basic from continuing operations		$ 0.1149	$ 0.1372	[1]	$ 0.1737	[1]
Diluted from continuing operations		0.1144	0.1369	[1]	0.1729	[1]
Basic from continuing and discontinued operations		0.1862	0.1554	[1]	0.1884	[1]
Diluted from continuing and discontinued operations		$ 0.1854	$ 0.1551	[1]	$ 0.1875	[1]

[1]	Refer to foreign currency translation in material accounting policies section.
[2]	Refer to foreign currency translation in material accounting policies section
[3]	$31m net loss (2024: $35m net gain; 2023: $4m net gain) on cash flow hedge includes a $64m gain (2024: $65m loss; 2023: $36m loss) from the effective portion of changes in fair value, and a $95m loss (2024: $100m gain; 2023: $40m gain) reclassification to the income statement due to changes in foreign exchange rates.